Accounts Receivable	12 Months Ended
Dec. 31, 2012
Accounts Receivable [Abstract]
Accounts Receivable
6.	ACCOUNTS RECEIVABLE

Accounts receivable consists of the following:

	December 31,
	2011	2012

Accounts receivable	$16,809	$23,804
Allowance for doubtful accounts	(68)	(213)
Accounts receivable, net	$16,741	$23,591

Movement of allowance for doubtful accounts is as follows:

	2010	2011	2012

Balance at beginning of year	$51	$14	$68
(Reversal of) charge to expenses	(32)	51	154
Write offs during the year	(4)	-	(10)
Exchange rate differences	(1)	3	1
Balance at end of year	$14	$68	$213